UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2016

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 8

Financial Statements  page  53

Notes to Financial Statements  page 68

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class C	NECRX
Loomis, Sayles & Company, L.P.	Class N	NERNX
	Class Y	NERYX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20163

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	3.15%	-1.10%	4.33%	6.17%	—%
With 4.25% Maximum Sales Charge	-1.25	-5.31	3.43	5.71	—

Class C (Inception 12/30/94)
NAV	2.83	-1.80	3.57	5.38	—
With CDSC[1]	1.83	-2.76	3.57	5.38

Class N (Inception 2/1/13)
NAV	3.35	-0.74	—	—	1.89

Class Y (Inception 12/30/94)
NAV	3.28	-0.84	4.59	6.44	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	2.44	1.96	3.78	4.90	2.59

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class C	NEHCX
Loomis, Sayles & Company, L.P.	Class Y	NEHYX

Objective

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	-0.60%[5]	-6.30%	3.33%	5.55%
With 4.25% Maximum Sales Charge	-4.89	-10.24	2.43	5.08

Class C (Inception 3/2/98)
NAV	-0.98	-7.00	2.59	4.77
With CDSC[2]	-1.94	-7.89	2.59	4.77

Class Y (Inception 2/29/08)[1]
NAV	-0.46	-6.07	3.59	5.75

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[3]	1.22	-3.69	4.93	7.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares, restated to reflect the higher net expenses of that share class.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns may differ from the total returns reported in the financial highlights. The returns presented in the table are what an investor would have actually experienced.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class C	NECLX
Kurt L. Wagner, CFA®, CIC	Class Y	NELYX
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20163

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.30%	0.50%	1.45%	3.41%
With 2.25% Maximum Sales Charge	-1.99	-1.78	1.00	3.18

Class C (Inception 12/30/94)
NAV	-0.08	-0.25	0.70	2.65
With CDSC[1]	-1.07	-1.24	0.70	2.65

Class Y (Inception 3/31/94)
NAV	0.42	0.84	1.71	3.68

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	0.88	1.60	1.53	3.20

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2015 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,031.50	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	$3.69
Class C
Actual	$1,000.00	$1,028.30	$7.50
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.47
Class N
Actual	$1,000.00	$1,033.50	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97
Class Y
Actual	$1,000.00	$1,032.80	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$994.00	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55
Class C
Actual	$1,000.00	$990.20	$9.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.75	$9.32
Class Y
Actual	$1,000.00	$995.40	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,003.00	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89
Class C
Actual	$1,000.00	$999.20	$7.60
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.67
Class Y
Actual	$1,000.00	$1,004.20	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63

*	Expenses are equal to the Fund’s annualized expense ratio: 0.77%, 1.52% and 0.52% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.8% of Net Assets
	ABS Car Loan — 3.7%
$8,597,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,594,186
1,574,050	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	1,573,526
1,796,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,799,706
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,080,187
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,974,003
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,270,138
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,447,281
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,516,045
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,169,949
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,547,274
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,946,047
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,519,018
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,965,910
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,990,302
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,953,805
16,724,863	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	16,606,525
11,546,326	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	11,470,568
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,364,833
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	628,545
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,010,287
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	1,996,104
10,436,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,425,792
4,825,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,770,431
15,507,670	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	15,479,192
7,289,067	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	7,290,071

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$8,964,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	$8,924,127
2,160,070	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	2,151,223
13,846,510	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	13,808,536
933,681	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	934,988
854,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	863,077
865,351	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	867,445
1,065,224	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	1,069,138
968,438	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	969,733
10,653,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	10,703,120
3,075,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,076,457
3,369,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,389,654
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,964,275

		221,111,498

	ABS Credit Card — 0.0%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	482,926

	ABS Home Equity — 1.2%
2,615,000	American Homes 4 Rent, 5.036%, 10/17/2045, 144A	2,531,260
19,476,545	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	19,215,935
4,324,388	Colony American Homes, Series 2014-1A, Class A, 1.591%, 5/17/2031, 144A(b)	4,251,208
168,796	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	171,506
8,920,825	Home Partners of America Trust, Series 2016-1, Class A, 2.091%, 3/17/2033, 144A(b)	8,738,383
13,194,841	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	13,277,777
5,129,127	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	5,012,552
18,695,235	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	18,819,121

		72,017,742

	ABS Other — 1.3%
9,232,740	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,090,094
2,656,169	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	2,652,238
1,535,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,529,009

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	$19,064,002
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	13,779,198
15,600,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	15,698,746
7,508,800	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	7,008,683
8,729,250	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	8,212,341

		77,034,311

	ABS Student Loan — 0.1%
1,280,785	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	1,293,618
4,230,928	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	4,205,518

		5,499,136

	Aerospace & Defense — 0.8%
4,248,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	3,164,760
3,828,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	2,871,000
1,429,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,407,565
30,902,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	27,155,133
8,182,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	8,591,100
3,635,000	Textron, Inc., 3.875%, 3/01/2025	3,663,796

		46,853,354

	Airlines — 0.1%
2,844,296	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,924,050
876,087	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	924,271

		3,848,321

	Automotive — 2.9%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	650,025
3,940,000	Delphi Automotive PLC, 3.150%, 11/19/2020	4,022,559
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,287,294
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,763,552
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,037,701
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	31,342,207
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,810,466
5,392,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	5,719,273
12,241,000	General Motors Co., 5.000%, 4/01/2035	11,443,633
9,252,000	General Motors Co., 5.200%, 4/01/2045	8,697,546
29,179,000	General Motors Co., 6.250%, 10/02/2043	31,164,398
3,195,000	General Motors Financial Co., Inc., 3.250%, 5/15/2018	3,248,174
7,878,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	8,509,729
9,075,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	9,279,188

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	$23,097,239
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,389,206

		174,462,190

	Banking — 8.5%
12,009,000	Ally Financial, Inc., 3.500%, 1/27/2019	11,828,865
42,673,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,246,270
4,827,000	Ally Financial, Inc., 4.750%, 9/10/2018	4,899,405
20,616,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	20,945,856
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,623,647
12,367,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,541,251
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	35,146,050
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,723,990
2,415,000	Bank of America Corp., 5.650%, 5/01/2018	2,592,433
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	52,741,973
53,636,000	Barclays PLC, 2.875%, 6/08/2020	52,818,051
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,706,905
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,717,766
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	28,156,220
11,836,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,207,946
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	17,152,355
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,062,775
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	9,046,618
8,713,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,520,774
26,997,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	29,792,566
1,985,000	KEB Hana Bank, 4.250%, 6/14/2017, 144A	2,045,670
4,199,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,610,590
7,781,000	Morgan Stanley, 3.700%, 10/23/2024	8,036,372
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	22,432,184
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	14,322,612
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,834,401
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,437,547
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	8,565,129

		510,756,221

	Building Materials — 0.2%
3,965,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	4,129,789
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,551,937
2,761,000	USG Corp., 5.500%, 3/01/2025, 144A	2,871,440

		15,553,166

	Cable Satellite — 2.2%
2,301,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,347,020
2,417,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	2,501,595
14,646,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	15,085,380
6,758,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,036,767
2,862,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	2,963,630
19,371,000	CCO Safari II LLC, 6.484%, 10/23/2045, 144A	21,554,615
7,651,000	DISH DBS Corp., 5.000%, 3/15/2023	6,752,008

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$24,888,000	DISH DBS Corp., 5.875%, 11/15/2024	$22,834,740
15,585,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	13,834,914
3,939,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,906,350
2,648,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,740,460
8,447,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	9,256,535
2,013,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,265,706
10,556,652	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	10,688,610
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,938,000
2,447,290	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,594,127
382,500	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	398,756
4,827,002	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	4,971,812

		134,671,025

	Chemicals — 1.5%
28,349,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	24,052,709
4,224,000	Methanex Corp., 3.250%, 12/15/2019	3,930,546
15,625,000	Methanex Corp., 5.250%, 3/01/2022	14,774,094
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	6,925,324
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	11,011,481
15,420,000	PolyOne Corp., 5.250%, 3/15/2023	15,342,900
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,296,545
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,944,335
4,950,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	5,056,242

		89,334,176

	Collateralized Mortgage Obligations — 1.0%
699,800	Government National Mortgage Association, Series 2010-H20, Class AF, 0.755%, 10/20/2060(b)	690,071
522,358	Government National Mortgage Association, Series 2010-H24, Class FA, 0.775%, 10/20/2060(b)	515,206
500,667	Government National Mortgage Association, Series 2011-H06, Class FA, 0.875%, 2/20/2061(b)	494,620
5,498,435	Government National Mortgage Association, Series 2012-H12, Class FA, 0.975%, 4/20/2062(b)	5,453,185
587,916	Government National Mortgage Association, Series 2012-H18, Class NA, 0.945%, 8/20/2062(b)	582,586
3,233,729	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,236,523
4,191,684	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,233,589
1,874,356	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,876,003
18,238,599	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	18,730,606
25,888,909	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	26,084,588

		61,896,977

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.2%
$3,671,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034	$3,751,571
5,773,000	IHS, Inc., 5.000%, 11/01/2022	5,982,271

		9,733,842

	Consumer Products — 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,889,058

	Diversified Manufacturing — 0.5%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,304,817
5,426,000	EnerSys, 5.000%, 4/30/2023, 144A	5,215,743
32,297,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	26,322,055

		32,842,615

	Electric — 1.7%
15,525,000	AES Corp. (The), 3.635%, 6/01/2019(b)	14,981,625
2,124,000	AES Corp. (The), 7.375%, 7/01/2021	2,378,880
12,789,000	Dynegy, Inc., 6.750%, 11/01/2019	12,725,055
20,269,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,144,013
3,364,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,478,961
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,074,928
975,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,023,750
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,611,448
6,362,000	Talen Energy Supply LLC, 6.500%, 6/01/2025	5,280,460
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,348,178
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,520,309

		102,567,607

	Finance Companies — 3.4%
22,922,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	22,807,390
3,320,000	Aircastle Ltd., 5.000%, 4/01/2023	3,336,600
5,092,000	Aircastle Ltd., 5.500%, 2/15/2022	5,311,567
8,976,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	9,285,672
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,761,631
2,365,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,566,025
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	17,262,588
21,145,000	iStar, Inc., 6.500%, 7/01/2021	20,589,944
4,475,000	Navient Corp., 5.875%, 3/25/2021	4,049,875
9,678,000	Navient LLC, 4.875%, 6/17/2019	9,339,270
19,049,000	Navient LLC, MTN, 5.500%, 1/15/2019	18,715,642
14,327,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,255,365
116,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	114,260
6,719,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,517,430
51,228,000	Springleaf Finance Corp., 5.250%, 12/15/2019	48,922,740
3,027,000	Springleaf Finance Corp., 6.000%, 6/01/2020	2,905,920

		202,741,919

	Financial Other — 0.5%
33,594,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	30,066,630

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.6%
$1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	$1,172,366
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,701,145
8,091,000	Kraft Foods Group, Inc., 3.500%, 6/06/2022	8,504,814
7,484,000	Kraft Heinz Foods Co., 3.950%, 7/15/2025, 144A	7,963,268
12,096,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	12,833,856
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,389,900

		35,565,349

	Government Owned – No Guarantee — 5.0%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,360,779
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,208,302
15,316,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	17,096,485
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,708,257
19,689,000	Ecopetrol S.A., 5.375%, 6/26/2026	17,916,990
6,092,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,186,028
18,618,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,358,996
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,299,837
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,263,271
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,340,847
44,032,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	38,780,612
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,395,664
8,105,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	7,875,304
41,532,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	26,995,800
4,369,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	3,141,311
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	19,244,025
8,037,000	Petroleos Mexicanos, 3.125%, 1/23/2019	7,964,667
1,168,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,183,768
10,557,000	Petroleos Mexicanos, 3.500%, 7/23/2020	10,345,860
6,246,000	Petroleos Mexicanos, 5.500%, 1/21/2021	6,480,225
5,705,000	Petroleos Mexicanos, 6.375%, 2/04/2021, 144A	6,079,362
16,932,000	Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/06/2024, 144A	10,455,510
30,710,000	Tennessee Valley Authority, 3.500%, 12/15/2042(c)	30,614,492
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	23,314,178
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,607,576
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,984,277

		304,202,423

	Health Insurance — 0.3%
13,170,000	Centene Escrow Corp., 5.625%, 2/15/2021, 144A	13,729,725
6,240,000	Molina Healthcare, Inc., 5.375%, 11/15/2022, 144A	6,411,600

		20,141,325

	Healthcare — 1.4%
11,054,000	Halyard Health, Inc., 6.250%, 10/15/2022	11,012,548
1,525,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,639,375
2,814,000	HCA, Inc., 5.875%, 5/01/2023	2,951,183
25,721,000	HCA, Inc., 7.500%, 2/15/2022	29,129,032
555,000	HCA, Inc., 7.500%, 12/15/2023	588,300
16,381,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	16,258,142

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$3,030,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	$3,151,200
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,356,439
9,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	9,936,153
9,084,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,242,970

		87,265,342

	Home Construction — 0.2%
8,331,000	KB Home, 4.750%, 5/15/2019	8,299,759
4,031,000	Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,990,690

		12,290,449

	Hybrid ARMs — 0.0%
103,305	FNMA, 2.244%, 2/01/2037(b)	107,071

	Independent Energy — 1.7%
8,635,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	8,815,610
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	2,882,150
13,490,000	Newfield Exploration Co., 5.375%, 1/01/2026	12,275,900
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	10,233,270
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	13,776,896
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	11,842,440
8,462,000	QEP Resources, Inc., 5.375%, 10/01/2022	7,425,405
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	9,229,612
12,878,000	SM Energy Co., 5.000%, 1/15/2024	8,914,023
16,006,000	SM Energy Co., 6.125%, 11/15/2022	11,668,374
1,086,000	SM Energy Co., 6.500%, 11/15/2021	800,925
4,026,000	SM Energy Co., 6.500%, 1/01/2023	2,838,330

		100,702,935

	Industrial Other — 0.5%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,436,913
5,780,000	CBRE Services, Inc., 5.000%, 3/15/2023	5,911,327
4,232,000	Deluxe Corp., 6.000%, 11/15/2020	4,401,280
12,149,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	11,936,392

		28,685,912

	Integrated Energy — 0.1%
5,065,000	Exxon Mobil Corp., 4.114%, 3/01/2046	5,370,419

	Leisure — 0.2%
11,677,000	Regal Entertainment Group, 5.750%, 3/15/2022	12,085,695

	Media Entertainment — 1.0%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,037,124
30,499,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,065,918
18,328,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	18,786,200
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	5,070,964

		59,960,206

	Metals & Mining — 2.0%
8,856,000	Anglo American Capital PLC, 3.625%, 5/14/2020, 144A	7,577,371
22,074,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	17,935,125

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$20,061,000	ArcelorMittal, 7.750%, 3/01/2041	$17,152,155
4,470,000	ArcelorMittal, 8.000%, 10/15/2039	3,888,900
5,097,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	3,899,205
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	13,182,960
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	8,807,332
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,045,956
33,429,000	Southern Copper Corp., 5.875%, 4/23/2045	29,634,374
4,006,000	Steel Dynamics, Inc., 5.125%, 10/01/2021	4,046,060
1,395,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,398,488

		118,567,926

	Midstream — 2.0%
10,668,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	10,138,238
6,169,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	5,313,471
22,923,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	19,717,952
9,022,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	8,190,740
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,448,730
3,442,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,598,904
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,960,509
15,639,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	15,866,782
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	12,438,941
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	295,063
7,745,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	7,524,190
21,799,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	20,586,540
1,298,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,291,510
6,951,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	6,864,112

		118,235,682

	Mortgage Related — 13.2%
3,540,577	FHLMC, 3.000%, 11/01/2042	3,636,524
44,498,736	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	46,779,499
21,214,470	FHLMC, 4.000%, with various maturities from 2044 to 2045(d)	22,783,137
15,273	FHLMC, 5.500%, 12/01/2018	15,951
20,482	FHLMC, 6.000%, 6/01/2035	23,582
34,126,087	FNMA, 3.000%, with various maturities in 2045(d)	35,041,159
169,101,855	FNMA, 3.500%, with various maturities from 2042 to 2045(d)	177,771,094
45,939,602	FNMA, 4.000%, with various maturities from 2041 to 2045(d)	49,305,668
351,926	FNMA, 6.000%, with various maturities from 2016 to 2037(d)	404,139
29,167	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	33,755
53,238	FNMA, 7.000%, with various maturities in 2030(d)	60,435
41,381	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	48,575
690,000	FNMA (TBA), 3.000%, 5/01/2046(e)	706,334
139,755,000	FNMA (TBA), 3.500%, 5/01/2046(e)	146,284,185
150,425,000	FNMA (TBA), 4.000%, 5/01/2046(e)	160,484,672

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$696,964	GNMA, 2.367%, 9/20/2063(b)	$735,200
158,862	GNMA, 4.144%, 1/20/2063	170,868
148,566	GNMA, 4.323%, 5/20/2063	160,540
197,061	GNMA, 4.423%, 7/20/2063	214,754
977,944	GNMA, 4.499%, 12/20/2062	1,051,574
648,023	GNMA, 4.515%, 7/20/2063	705,249
1,054,241	GNMA, 4.522%, 8/20/2062	1,127,622
598,566	GNMA, 4.524%, 5/20/2063	650,881
5,318,659	GNMA, 4.527%, 1/20/2065	5,973,469
4,406,604	GNMA, 4.533%, 6/20/2064	4,921,356
7,646,856	GNMA, 4.534%, 6/20/2062	8,098,159
1,027,387	GNMA, 4.538%, 11/20/2062	1,103,721
5,470,690	GNMA, 4.544%, 12/20/2064	6,128,925
14,463,771	GNMA, 4.546%, 11/20/2062	15,515,566
3,117,193	GNMA, 4.551%, 1/20/2065	3,497,373
18,771,345	GNMA, 4.556%, 12/20/2061(c)	19,809,207
6,588,491	GNMA, 4.575%, 10/20/2064	7,385,457
5,097,342	GNMA, 4.581%, 2/20/2065	5,707,279
3,973,903	GNMA, 4.587%, 12/20/2063	4,362,951
2,647,687	GNMA, 4.604%, 6/20/2062	2,821,450
6,833,722	GNMA, 4.608%, 2/20/2065	7,697,799
2,051,834	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,185,081
3,959,622	GNMA, 4.619%, 3/20/2065	4,452,882
2,901,352	GNMA, 4.627%, with various maturities from 2061 to 2064(d)	3,109,585
2,183,458	GNMA, 4.631%, 10/20/2062	2,338,358
13,814,749	GNMA, 4.650%, with various maturities from 2061 to 2062(d)	14,549,242
3,997,500	GNMA, 4.653%, 1/20/2064	4,455,635
794,628	GNMA, 4.668%, 5/20/2062	843,190
6,540,186	GNMA, 4.673%, with various maturities from 2062 to 2064(d)	7,331,336
8,231,878	GNMA, 4.676%, 4/20/2062	8,763,831
867,077	GNMA, 4.698%, 7/20/2061	909,085
583,368	GNMA, 4.700%, 10/20/2061	613,762
3,974,126	GNMA, 4.701%, 1/20/2064	4,455,275
518,138	GNMA, 5.500%, 4/15/2038	581,423
106,836	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	121,953
82,064	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	93,945
88,647	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	94,113
32,426	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	36,663
28,737	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	28,893
150	GNMA, 9.000%, 11/15/2016	151

		796,182,512

	Non-Agency Commercial Mortgage-Backed Securities — 5.7%
2,878,611	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	2,848,643
1,612,219	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.608%, 4/10/2049(b)	1,636,824
1,014,636	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,049,038

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,584,678	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.546%, 2/15/2028, 144A(b)	$1,560,362
821,316	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.137%, 12/10/2049(b)	859,514
23,390,940	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.813%, 12/10/2049(b)	24,291,711
11,869,597	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.286%, 10/15/2031, 144A(b)(f)	11,854,238
2,435,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.338%, 6/11/2027, 144A(b)	2,408,194
7,951,037	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.438%, 6/11/2027, 144A(b)	7,741,207
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.139%, 7/10/2046, 144A(b)	1,105,227
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.738%, 6/11/2027, 144A(b)	1,860,106
12,767,419	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.837%, 6/15/2034, 144A(b)	12,446,311
5,802,056	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	5,906,279
2,298,129	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.941%, 9/15/2039(b)	2,381,113
10,009,064	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	10,324,878
5,589,668	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.067%, 2/15/2041(b)	5,832,208
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(b)	3,169,826
1,139,642	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(b)	1,118,498
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 3.186%, 2/15/2027, 144A(b)	3,077,039
65,955	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.892%, 7/10/2038(b)	66,051
8,524,510	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,862,058
23,106,139	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	23,580,229
25,415,395	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.794%, 8/10/2045(b)	26,178,203
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.316%, 8/10/2044, 144A(b)	7,097,439
1,738,762	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.699%, 2/12/2049(b)	1,786,196
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.636%, 8/15/2027, 144A(b)(c)	11,449,700
18,005,715	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	18,278,937
2,091,404	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,162,032

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$6,267,379	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 6/15/2049(b)	$6,411,159
347,991	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	355,120
3,811,662	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)	3,791,803
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.786%, 7/15/2031, 144A(b)	3,919,494
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.436%, 7/15/2031, 144A(b)	2,155,454
6,912,830	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,058,324
5,402,957	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,503,881
13,660,414	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	13,938,424
9,427,208	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/2049(b)	9,769,345
4,633,449	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	4,803,976
60,027	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.715%, 4/12/2049(b)	59,916
1,660,380	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,724,707
4,460,149	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	4,566,898
297,309	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.645%, 6/11/2042(b)	309,200
952,351	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.268%, 1/11/2043(b)	1,009,894
6,177,597	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.794%, 8/15/2045, 144A(b)	6,379,695
9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	9,843,531
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	10,845,874
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 2.936%, 11/15/2026, 144A(b)	6,842,118
810,006	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	816,728
9,002,358	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,192,640
13,360,175	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	13,718,467
2,330,298	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,398,453
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.612%, 11/15/2043, 144A(b)	9,896,003
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.263%, 6/15/2044, 144A(b)	6,087,219

		342,330,384

	Oil Field Services — 0.9%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	5,265,285
7,342,000	Ensco PLC, 5.750%, 10/01/2044	3,634,290
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,076,285

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	$2,967,817
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	18,335,261
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(i)	4,455,150
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(i)	3,652,980
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	5,846,629
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	10,058,509
1,284,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,198,416

		57,490,622

	Packaging — 0.3%
5,160,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,366,400
2,867,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,031,852
7,651,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,645,630

		17,043,882

	Paper — 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,919,380
6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	7,074,297
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,878,056
9,335,000	WestRock RKT Co., 4.000%, 3/01/2023	9,562,541
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,136,502

		33,570,776

	Pharmaceuticals — 1.3%
13,105,000	Actavis Funding SCS, 4.550%, 3/15/2035	13,502,213
14,800,000	Actavis Funding SCS, 4.850%, 6/15/2044	15,761,082
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,476,435
15,306,000	Celgene Corp., 5.000%, 8/15/2045	16,550,898
10,335,000	Quintiles Transnational Corp., 4.875%, 5/15/2023, 144A	10,602,676
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	598,210
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	8,163,634
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,173,500
3,418,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	2,785,670

		76,614,318

	Property & Casualty Insurance — 0.1%
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,528,981

	Refining — 0.8%
15,350,000	Phillips 66, 5.875%, 5/01/2042	16,679,310
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	29,755,560

		46,434,870

	Retailers — 1.7%
11,789,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	11,906,890
9,712,000	CVS Health Corp., 3.875%, 7/20/2025	10,480,462
4,297,000	CVS Health Corp., 4.750%, 12/01/2022, 144A	4,821,823
2,051,000	CVS Health Corp., 5.000%, 12/01/2024, 144A	2,351,336
10,735,000	CVS Health Corp., 5.125%, 7/20/2045	12,432,439
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,001,600

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$25,000,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	$25,456,250
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,926,210
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,766,109
1,086,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,129,440

		103,272,559

	Sovereigns — 1.5%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,492,375
46,299,000	Colombia Government International Bond, 4.500%, 1/28/2026	47,340,727
25,892,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	26,018,457
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,009,578

		90,861,137

	Supranational — 0.1%
53,450,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,070,572
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	761,546

		3,832,118

	Technology — 2.6%
3,036,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,052,920
3,906,000	Equifax, Inc., 7.000%, 7/01/2037	4,546,619
11,850,000	Flextronics International Ltd., 4.750%, 6/15/2025	11,583,375
26,402,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020, 144A	27,453,882
16,856,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	16,585,394
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,659,127
33,145,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	27,096,037
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,970,808
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,046,912
67,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	67,081
328,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	369,019
12,534,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	12,752,092
1,995,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	2,004,744
6,786,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,972,133
23,176,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	24,005,956

		158,166,099

	Tobacco — 0.4%
3,345,000	Reynolds American, Inc., 6.150%, 9/15/2043	4,115,012
17,913,000	Reynolds American, Inc., 7.250%, 6/15/2037	23,275,293

		27,390,305

	Treasuries — 16.3%
24,543,333(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	149,184,297
530,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	11,338,950
170,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	3,855,048
955,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	23,043,012
44,928,800	U.S. Treasury Bond, 2.500%, 2/15/2045	43,809,084
48,010,000	U.S. Treasury Bond, 2.875%, 8/15/2045	50,500,519

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$17,063,100	U.S. Treasury Bond, 3.000%, 5/15/2045	$18,402,161
439,300	U.S. Treasury Bond, 3.375%, 5/15/2044	509,262
1,013,700	U.S. Treasury Bond, 3.625%, 2/15/2044	1,229,784
115,552,608	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(g)	112,143,228
137,276,874	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(g)	132,813,591
96,474,490	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(g)	108,004,928
62,506,360	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(g)	62,721,257
11,747,767	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(g)	11,846,730
66,760,085	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(g)	69,512,202
98,265,000	U.S. Treasury Note, 0.750%, 2/28/2018	98,287,994
8,020,000	U.S. Treasury Note, 1.375%, 1/31/2021	8,077,648
78,780,000	U.S. Treasury Note, 1.500%, 3/31/2023	78,521,523

		983,801,218

	Wireless — 1.3%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,541,986
19,694,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	21,032,838
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,303,304
4,885,000	Crown Castle International Corp., 3.400%, 2/15/2021	4,957,796
6,409,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	5,769,382
11,063,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,121,368
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,069,565
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	8,442,450

		78,238,689

	Wirelines — 4.2%
25,870,000	AT&T, Inc., 3.600%, 2/17/2023	26,875,722
17,141,000	AT&T, Inc., 4.750%, 5/15/2046	16,720,308
1,658,000	AT&T, Inc., 5.550%, 8/15/2041	1,779,686
10,504,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,640,657
1,820,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	1,751,022
6,927,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,286,945
38,371,000	Embarq Corp., 7.995%, 6/01/2036	37,044,898
7,533,000	Frontier Communications Corp., 6.875%, 1/15/2025	6,360,677
7,658,000	Frontier Communications Corp., 7.125%, 1/15/2023	6,777,330
1,521,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,209,195
4,474,000	Frontier Communications Corp., 8.500%, 4/15/2020	4,627,906
13,096,000	Frontier Communications Corp., 8.750%, 4/15/2022	12,768,600
401,000	Frontier Communications Corp., 9.000%, 8/15/2031	344,860
8,485,000	Level 3 Financing, Inc., 5.375%, 1/15/2024, 144A	8,591,063
8,867,000	Level 3 Financing, Inc., 5.625%, 2/01/2023	9,110,843
1,907,000	Qwest Corp., 6.750%, 12/01/2021	2,050,025
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	4,900,000
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,304,588
20,492,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	23,280,039
10,429,000	Verizon Communications, Inc., 2.625%, 2/21/2020	10,730,794
20,211,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	20,432,250
19,656,000	Verizon Communications, Inc., 5.050%, 3/15/2034	21,304,411

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$24,800,000	Windstream Services LLC, 7.500%, 4/01/2023	$18,538,000

		256,429,819

	Total Bonds and Notes (Identified Cost $5,981,693,131)	5,773,731,737

Senior Loans — 1.2%
	Automotive — 0.0%
274,400	KAR Auction Services, Inc., Term Loan B2, 3.938%, 3/11/2021(b)	275,086
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,482,826

		1,757,912

	Cable Satellite — 0.1%
3,575,883	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,557,431

	Electric — 0.1%
5,332,545	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,272,554

	Food & Beverage — 0.2%
11,564,000	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	11,515,778

	Industrial Other — 0.1%
4,447,705	Allison Transmission, Inc., New Term Loan B3, 3.500%, 8/23/2019(b)	4,442,412

	Lodging — 0.2%
11,719,495	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,620,583

	Midstream — 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	5,562,859
7,146,463	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	6,406,018

		11,968,877

	Retailers — 0.1%
11,389,614	Staples Escrow LLC, 2016 Term Loan, 4.750%, 2/02/2022(b)	11,372,188

	Wirelines — 0.2%
11,729,000	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(b)	11,697,214

	Total Senior Loans (Identified Cost $74,578,097)	73,204,949

Shares
Preferred Stocks — 0.3%
	Banking — 0.0%
27,456	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	699,030

	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	18,089,890

	Finance Companies — 0.0%
5,310	SLM Corp., Series A, 6.970%	246,384

	Total Preferred Stocks (Identified Cost $19,126,348)	19,035,304

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 8.9%
$222,133	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $222,133 on 4/01/2016 collateralized by $222,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $226,646 including accrued interest (Note 2 of Notes to Financial Statements)	$222,133
491,251,451	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $491,251,861 on 4/01/2016 collateralized by $205,000 U.S. Bond, 7.250% due 8/15/2022 valued at $279,056; $484,510,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $498,439,663; $2,330,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $2,367,863 including accrued interest (Note 2 of Notes to Financial Statements)	491,251,451
42,110,000	U.S. Treasury Bills, 0.168%, 4/28/2016(h)	42,104,568

	Total Short-Term Investments (Identified Cost $533,578,294)	533,578,152

	Total Investments — 106.2% (Identified Cost $6,608,975,870)(a)	6,399,550,142
	Other assets less liabilities — (6.2)%	(374,615,099)

	Net Assets — 100.0%	$6,024,935,043

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $6,629,534,455 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,610,452
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(286,594,765)

	Net unrealized depreciation	$(229,984,313)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(f)	Illiquid security. At March 31, 2016, the value of these securities amounted to $19,962,368 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $1,545,401,832 or 25.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/21/2016	Euro	12,444,000	$14,167,301	$(79,324)

1 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	16.3%
Mortgage Related	13.2
Banking	8.5
Non-Agency Commercial Mortgage-Backed Securities	5.7
Government Owned - No Guarantee	5.0
Wirelines	4.4
ABS Car Loan	3.7
Finance Companies	3.4
Automotive	2.9
Technology	2.6
Cable Satellite	2.6
Midstream	2.2
Metals & Mining	2.0
Other Investments, less than 2% each	24.8
Short-Term Investments	8.9

Total Investments	106.2
Other assets less liabilities (including forward foreign currency contracts)	(6.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.5% of Net Assets
Non-Convertible Bonds — 87.6%
	ABS Home Equity — 2.5%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.941%, 6/17/2031, 144A(b)	$277,813
204,265	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	206,258
138,103	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	139,414
114,634	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	106,279
157,820	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	160,486
70,817	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.717%, 5/25/2035(b)	65,720
267,438	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.703%, 4/25/2035(b)	215,238
146,074	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.956%, 11/20/2035(b)	135,801
277,406	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.762%, 9/19/2045(b)	198,713
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.683%, 11/25/2023(b)	246,969
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.733%, 10/25/2027(b)	289,351
218,479	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.195%, 7/19/2035(b)	196,926
64,766	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.144%, 12/25/2034(b)	60,325
81,073	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 2.793%, 3/25/2036(b)	55,959
296,076	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.933%, 1/25/2036(b)(c)	170,667
386,573	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.035%, 3/25/2035(b)	329,917
368,181	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.745%, 3/25/2035(b)	270,876
77,742	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.181%, 5/25/2036(b)	69,356
240,430	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	237,100
487,967	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.905%, 1/25/2047(b)	415,048

		3,848,216

	ABS Other — 0.5%
286,012	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	283,463
86,005	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	87,806
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	439,302

		810,571

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 3.0%
$55,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$57,062
125,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	109,844
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	131,250
115,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	120,319
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	766,150
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,425,000
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	936,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	617,675
515,000	TransDigm, Inc., 6.500%, 7/15/2024	510,983

		4,674,283

	Airlines — 0.2%
96,545	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	97,510
142,794	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	142,794

		240,304

	Automotive — 1.2%
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	245,400
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	576,600
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	315,233
735,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	731,325

		1,868,558

	Banking — 3.9%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,957,706
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,349,095
395,000	Deutsche Bank AG, 4.500%, 4/01/2025	343,315
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	440,128
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	868,597
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,087,285

		6,046,126

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	453,413

	Building Materials — 1.5%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	658,600
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	358,715
50,000	Masco Corp., 6.500%, 8/15/2032	51,000
345,000	Masco Corp., 7.750%, 8/01/2029	389,850
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	257,863
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	570,262

		2,286,290

	Cable Satellite — 6.1%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	796,987
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	484,500
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	635,937

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	$442,900
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,619
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	677,350
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	77,025
895,000	DISH DBS Corp., 5.125%, 5/01/2020	888,287
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,486,350
220,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	235,400
200,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	217,000
150,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	156,938
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,543,479
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	513,713
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	272,288
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	504,400
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	386,250
135,850	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	132,454

		9,466,877

	Chemicals — 0.8%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,177,800

	Construction Machinery — 0.5%
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	800,000

	Consumer Cyclical Services — 1.0%
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	456,138
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,078,575

		1,534,713

	Electric — 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	501,150
525,000	Dynegy, Inc., 7.375%, 11/01/2022	485,625
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,670,975
9,956	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	9,956

		2,667,706

	Environmental — 0.2%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	332,488
25,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	26,000

		358,488

	Finance Companies — 5.7%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	756,184
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021	708,975
515,000	Aircastle Ltd., 5.500%, 2/15/2022	537,207
600,000	iStar, Inc., 4.000%, 11/01/2017	585,000
505,000	iStar, Inc., 5.000%, 7/01/2019	484,800
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	888,125

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	$581,343
870,000	Navient Corp., 5.000%, 10/26/2020	789,525
200,000	Navient Corp., 5.875%, 3/25/2021	181,000
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	430,650
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	511,650
1,335,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,294,950
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,089,021

		8,838,430

	Financial Other — 1.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	549,462
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(d)	667,200
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	170,820
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	789,930

		2,177,412

	Food & Beverage — 0.4%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	415,502
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	136,832

		552,334

	Gaming — 1.0%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	181,562
725,000	MGM Resorts International, 6.000%, 3/15/2023	750,375
600,000	MGM Resorts International, 6.750%, 10/01/2020	649,200

		1,581,137

	Government Owned – No Guarantee — 1.5%
705,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	586,701
600,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	495,978
530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	423,841
45,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	32,355
24,207(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)	121,418
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	631,628

		2,291,921

	Health Insurance — 0.2%
365,000	Centene Escrow Corp., 6.125%, 2/15/2024, 144A	384,163

	Healthcare — 4.9%
360,000	Amsurg Corp., 5.625%, 7/15/2022	370,800
425,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	383,563
560,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	571,200
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	147,356
260,000	HCA, Inc., 5.375%, 2/01/2025	262,844
170,000	HCA, Inc., 7.050%, 12/01/2027	174,250
655,000	HCA, Inc., 7.500%, 12/15/2023	694,300
145,000	HCA, Inc., 7.500%, 11/06/2033	155,150
590,000	HCA, Inc., 7.690%, 6/15/2025	634,250

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$480,000	HCA, Inc., 8.360%, 4/15/2024	$535,200
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	885,600
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	551,050
305,000	LifePoint Health, Inc., 5.500%, 12/01/2021	318,725
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	67,600
235,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	251,450
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	306,513
675,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	646,312
705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	568,406

		7,524,569

	Home Construction — 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(g)(h)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(i)	513,750
800,000	Lennar Corp., 4.750%, 5/30/2025	786,000
915,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	908,137
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)(g)(h)	2
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)(g)(h)	9

		2,207,910

	Independent Energy — 6.7%
1,100,000	Antero Resources Corp., 5.125%, 12/01/2022	998,250
110,000	Antero Resources Corp., 5.375%, 11/01/2021	101,750
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	63,450
1,260,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	847,350
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	98,050
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	182,000
75,000	California Resources Corp., 5.000%, 1/15/2020	17,250
845,000	California Resources Corp., 5.500%, 9/15/2021	185,900
380,000	California Resources Corp., 6.000%, 11/15/2024	85,500
1,360,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	476,000
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	23,800
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	42,350
300,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	117,000
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	68,775
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	122,500
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	509,550
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	196,519
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	358,800
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	120,700
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	20,125
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	86,975
145,000	Matador Resources Co., 6.875%, 4/15/2023	138,837
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	241,900
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	108,675
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	345,150
60,000	Newfield Exploration Co., 5.625%, 7/01/2024	56,250
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	462,500

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	$369,812
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	352,350
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	456,300
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(j)	149,500
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	891,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	556,525
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	178,200
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	41,125
920,000	SM Energy Co., 5.000%, 1/15/2024	636,815
35,000	SM Energy Co., 6.125%, 11/15/2022	25,515
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	270,575
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	8,050
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	38,088
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	302,575

		10,353,086

	Industrial Other — 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	337,425

	Integrated Energy — 0.2%
100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(f)(i)	17,000
800,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(f)(i)	136,000
580,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(f)(i)	98,600

		251,600

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	347,650

	Local Authorities — 0.2%
365,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	373,935

	Media Entertainment — 1.3%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	431,225
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,149,225
481,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	485,810

		2,066,260

	Metals & Mining — 2.7%
200,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	162,500
200,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	162,500
1,395,000	ArcelorMittal, 7.750%, 3/01/2041	1,192,725
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	572,893
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	161,297
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(i)	13,800
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	117,250
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	180,900
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(d)	938,437
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	52,063
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	188,650
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	420,200

		4,163,215

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 5.4%
$250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	$218,155
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	184,000
40,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	37,112
60,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	54,359
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	58,918
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	24,751
270,000	MPLX LP, 4.875%, 12/01/2024, 144A	249,274
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	344,850
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	215,350
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	392,640
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	286,590
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	256,025
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	946,831
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	457,800
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	415,969
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	663,850
1,863,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	1,759,380
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	83,362
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	590,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	289,500
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	14,700
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	353,225
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	355,500
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	160,200

		8,412,741

	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.638%, 5/15/2018, 144A(b)(i)	935,000
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(b)	1,610,117
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	809,737
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	123,979

		3,478,833

	Oil Field Services — 0.4%
130,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	85,590
155,000	Ensco PLC, 5.750%, 10/01/2044	76,725
155,000	Noble Holding International Ltd., 5.250%, 3/15/2042	77,137

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(i)	$114,188
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(i)	242,087
35,000	Parker Drilling Co., 6.750%, 7/15/2022	25,200
40,000	Transocean, Inc., 4.300%, 10/15/2022	22,100

		643,027

	Packaging — 1.0%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	798,413
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	704,281

		1,502,694

	Pharmaceuticals — 2.5%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,278,200
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	424,000
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	208,356
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	66,938
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,579,256
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	273,025

		3,829,775

	Property & Casualty Insurance — 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	774,210

	Refining — 0.1%
90,000	Western Refining, Inc., 6.250%, 4/01/2021	79,875

	Retailers — 1.3%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,896
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	498,734
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	236,975
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,151
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	993,600
115,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	116,438
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	75,400

		2,005,194

	Supermarkets — 0.5%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	790,075

	Supranational — 2.6%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	457,900
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,763,187
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	313,460
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,563,357

		4,097,904

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 7.2%
$1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$1,641,562
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,987,900
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	442,750
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	60,563
75,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	77,063
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	332,475
480,000	Equinix, Inc., 5.375%, 1/01/2022	499,800
1,765,000	First Data Corp., 7.000%, 12/01/2023, 144A	1,782,650
415,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	339,263
610,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	491,050
360,000	Micron Technology, Inc., 5.500%, 2/01/2025	291,825
515,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	406,850
210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	230,475
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	525,300
430,000	Qorvo, Inc., 6.750%, 12/01/2023, 144A	443,975
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	279,785
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	415,631
235,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(k)	239,700
755,000	Western Digital Corp., 10.500%, 4/01/2024, 144A(k)	756,887

		11,245,504

	Transportation Services — 0.1%
275,000	APL Ltd., 8.000%, 1/15/2024(i)	184,250

	Treasuries — 5.9%
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	35,765
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	35,246
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	12,691
107,066(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	623,171
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	799,310
98,938(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	651,416
151,030(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	1,122,211
280,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	61,129
2,900,000	U.S. Treasury Note, 1.000%, 12/31/2017	2,913,935
2,890,000	U.S. Treasury Note, 1.250%, 12/15/2018	2,922,738

		9,177,612

	Wireless — 3.5%
100,000	Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,453
355,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	339,912
785,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	772,503
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	330,680
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	342,235
380,000	Numericable-SFR SAS, 4.875%, 5/15/2019, 144A	378,100
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	573,780
1,025,000	Sprint Corp., 7.250%, 9/15/2021	782,844

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	$612,562
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	382,025
515,000	T-Mobile USA, Inc., 6.731%, 4/28/2022	538,072
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	189,000

		5,354,166

	Wirelines — 3.0%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	581,625
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	28,863
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	120,575
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,434
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	348,300
340,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	348,500
15,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	15,075
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	727,913
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	1,556,588
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	339,825
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,700
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	89,089
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	461,250

		4,668,737

	Total Non-Convertible Bonds (Identified Cost $149,915,584)	135,928,989

Convertible Bonds — 4.9%
	Building Materials — 0.9%
215,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	190,275
85,000	KB Home, 1.375%, 2/01/2019	78,413
575,000	Lennar Corp., 3.250%, 11/15/2021	1,185,937

		1,454,625

	Consumer Cyclical Services — 0.0%
25,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	27,609

	Consumer Products — 0.4%
870,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	591,600

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	144,700

	Energy — 0.4%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	560,503

	Healthcare — 0.2%
290,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	276,587

	Leisure — 0.6%
1,035,000	Rovi Corp., 0.500%, 3/01/2020	986,200

	Metals & Mining — 0.3%
420,000	RTI International Metals, Inc., 1.625%, 10/15/2019	439,425

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 0.8%
$420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$265,650
1,570,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	913,544

		1,179,194

	Pharmaceuticals — 0.5%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	67,171
644,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	763,543

		830,714

	REITs – Mortgage — 0.0%
30,000	Redwood Trust, Inc., 4.625%, 4/15/2018	28,088

	Technology — 0.7%
306,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	303,131
345,000	LinkedIn Corp., 0.500%, 11/01/2019	312,441
120,000	MercadoLibre, Inc., 2.250%, 7/01/2019	134,775
415,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	282,719

		1,033,066

	Total Convertible Bonds (Identified Cost $9,440,859)	7,552,311

	Total Bonds and Notes (Identified Cost $159,356,443)	143,481,300

Senior Loans — 1.7%
	Consumer Cyclical Services — 0.2%
480,994	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	298,216

	Media Entertainment — 0.0%
87,688	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	28,225

	Other Utility — 0.2%
241,158	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	236,335
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	87,875

		324,210

	Supermarkets — 0.3%
544,500	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	544,772

	Transportation Services — 0.1%
89,350	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(b)	80,415

	Wirelines — 0.9%
1,212,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,199,866
159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(i)	151,060

		1,350,926

	Total Senior Loans (Identified Cost $2,889,453)	2,626,764

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 1.0%
Convertible Preferred Stocks — 0.7%
	Midstream — 0.1%
988	Chesapeake Energy Corp., 5.750%(l)	$176,230
20	Chesapeake Energy Corp., 5.750%, 144A(l)	3,567
137	Chesapeake Energy Corp., 5.750%(l)	23,718

		203,515

	Pharmaceuticals — 0.5%
860	Allergan PLC, Series A, 5.500%	790,460

	REITs – Mortgage — 0.1%
2,107	iStar, Inc., Series J, 4.500%	88,410

	Total Convertible Preferred Stocks (Identified Cost $1,719,848)	1,082,385

Non-Convertible Preferred Stocks — 0.3%
	Finance Companies — 0.3%
12,925	iStar, Inc., Series E, 7.875%	283,057
7,500	iStar, Inc., Series F, 7.800%	169,125
550	iStar, Inc., Series G, 7.650%	12,403

		464,585

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	464,585

	Total Preferred Stocks (Identified Cost $2,137,670)	1,546,970

Common Stocks — 0.3%
	Energy Equipment & Services — 0.0%
4,625	Hercules Offshore, Inc.(l)	11,100

	Oil, Gas & Consumable Fuels — 0.2%
14,882	Kinder Morgan, Inc.	265,793
17,250	Rex Energy Corp.(l)	13,253

		279,046

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(l)	167,664

	Total Common Stocks (Identified Cost $1,705,251)	457,810

Other Investments — 0.6%
	Aircraft ABS — 0.6%
100	ECAF I Blocker Ltd.(g)(h) (Identified Cost $1,000,000)	980,000

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(h)(l)	$—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(l)	822

	Total Warrants (Identified Cost $29,892)	822

Principal Amount (‡)
Short-Term Investments — 3.5%
$43,229	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $43,229 on 4/01/2016 collateralized by $43,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $44,189 including accrued interest (Note 2 of Notes to Financial Statements)	43,229
5,450,763	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $5,450,768 on 4/01/2016 collateralized by $5,485,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $5,560,419 including accrued interest (Note 2 of Notes to Financial Statements)	5,450,763

	Total Short-Term Investments (Identified Cost $5,493,992)	5,493,992

	Total Investments — 99.6% (Identified Cost $172,612,701)(a)	154,587,658
	Other assets less liabilities — 0.4%	573,958

	Net Assets — 100.0%	$155,161,616

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $172,830,094 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,535,738
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,778,174)

	Net unrealized depreciation	$(18,242,436)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2016, interest payments were made in additional debt securities.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At March 31, 2016, the value of these securities amounted to $980,023 or 0.6% of net assets.
(h)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $980,023 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Illiquid security. At March 31, 2016, the value of these securities amounted to $2,405,735 or 1.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $51,591,709 or 33.3% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/01/2016	Euro	170,000	$193,779	$(6,660)

1 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Technology	7.9%
Independent Energy	6.7
Midstream	6.3
Cable Satellite	6.1
Finance Companies	6.0
Treasuries	5.9
Healthcare	5.1
Banking	3.9
Wirelines	3.9
Pharmaceuticals	3.5
Wireless	3.5
Aerospace & Defense	3.0
Metals & Mining	3.0
Supranational	2.6
ABS Home Equity	2.5
Building Materials	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Other Investments, less than 2% each	21.6
Short-Term Investments	3.5

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.1% of Net Assets
	ABS Car Loan — 1.5%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,549,845
3,271,417	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	3,265,126
522,645	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	522,326
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,691,225
851,374	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	850,095
1,885,000	Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/2027, 144A	1,885,907
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,466,144
765,194	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	764,705

		14,995,373

	ABS Home Equity — 0.8%
2,734,924	Home Partners of America Trust, Series 2016-1, Class A, 2.091%, 3/17/2033, 144A(b)	2,678,991
3,027,044	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	3,024,223
2,002,236	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	2,015,504

		7,718,718

	Agency Commercial Mortgage-Backed Securities — 13.8%
8,188,522	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.377%, 11/25/2022(b)	8,189,154
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	1,006,975
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,576,310
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,736,968
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,304,668
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	7,004,060
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,619,640
699,571	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	716,101
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,652,935
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,073,704
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,739,581

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,040,000	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.125%, 9/25/2022(b)	$5,049,225
88,394	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.786%, 4/25/2019(b)	88,032
2,140,018	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.755%, 11/25/2021(b)	2,101,647
12,606,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.091%, 1/25/2023(b)	12,605,996
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.141%, 11/25/2022(b)	19,359,672
228,077	Government National Mortgage Association, Series 2003-72, Class Z, 5.243%, 11/16/2045(b)	248,158
195,651	Government National Mortgage Association, Series 2003-88, Class Z, 4.880%, 3/16/2046(b)	212,023
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 3.800%, 8/16/2051(b)	13,964,504

		135,249,353

	Collateralized Mortgage Obligations — 13.5%
112,593	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.340%, 5/15/2023(b)	110,218
73,893	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.130%, 8/15/2023(b)(c)	71,935
273,943	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	302,570
127,445	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.836%, 11/15/2032(b)	127,673
1,367,799	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	1,426,318
2,139,099	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	2,205,158
2,216,876	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	2,485,490
3,377,163	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,763,516
996,976	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	1,008,528
3,762,993	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	4,078,514
2,231,101	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.549%, 6/15/2048(b)(d)	2,221,267
2,730,121	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.247%, 12/15/2036(b)(d)	2,868,674
31,487	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028(c)	30,649
924,594	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.536%, 6/15/2043(b)	894,606

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,071,234	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	$2,359,551
80,218	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.680%, 9/25/2022(b)(c)	78,983
72,157	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.280%, 4/25/2024(b)(c)	70,505
19,998	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.913%, 8/25/2042(b)(c)	20,507
1,200,068	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,314,101
766,152	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	781,040
1,343,688	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.493%, 7/25/2037(b)	1,263,001
2,603,496	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.556%, 8/25/2038(b)	2,798,238
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.433%, 7/25/2043(b)	5,186,210
57,696	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.280%, 4/25/2023(b)(c)	56,189
12,164	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.411%, 3/25/2044(b)(c)	12,727
954,351	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.522%, 10/25/2044(b)	970,062
1,428,759	Government National Mortgage Association, Series 2010-H20, Class AF, 0.755%, 10/20/2060(b)	1,408,896
1,246,453	Government National Mortgage Association, Series 2010-H24, Class FA, 0.775%, 10/20/2060(b)	1,229,389
1,156,216	Government National Mortgage Association, Series 2011-H06, Class FA, 0.875%, 2/20/2061(b)	1,142,251
2,312,896	Government National Mortgage Association, Series 2012-124, Class HT, 7.217%, 7/20/2032(b)	2,631,505
4,310,893	Government National Mortgage Association, Series 2012-H15, Class FA, 0.875%, 5/20/2062(b)	4,311,036
1,313,277	Government National Mortgage Association, Series 2012-H18, Class NA, 0.945%, 8/20/2062(b)	1,301,370
6,849,378	Government National Mortgage Association, Series 2012-H29, Class HF, 0.925%, 10/20/2062(b)	6,837,689
6,434,622	Government National Mortgage Association, Series 2013-H02, Class GF, 0.925%, 12/20/2062(b)	6,427,106
4,963,429	Government National Mortgage Association, Series 2013-H08, Class FA, 0.775%, 3/20/2063(b)	4,894,592
3,908,643	Government National Mortgage Association, Series 2013-H10, Class FA, 0.825%, 3/20/2063(b)	3,869,519
12,585,037	Government National Mortgage Association, Series 2013-H22, Class FT, 1.120%, 4/20/2063(b)	12,710,791
7,367,163	Government National Mortgage Association, Series 2014-H14, Class FA, 0.925%, 7/20/2064(b)	7,270,501

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,090,833	Government National Mortgage Association, Series 2014-H15, Class FA, 0.925%, 7/20/2064(b)	$5,016,739
10,968,733	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,051,639
3,571,178	Government National Mortgage Association, Series 2015-H11, Class FA, 0.675%, 4/20/2065(b)	3,545,552
7,732,810	Government National Mortgage Association, Series 2015-H19, Class FH, 0.725%, 7/20/2065(b)	7,705,333
2,574,888	Government National Mortgage Association, Series 2015-H29, Class FA, 1.125%, 10/20/2065(b)	2,575,439
1,590,224	Government National Mortgage Association, Series 2015-H30, Class FA, 1.105%, 11/20/2065(b)	1,588,892
7,450,000	Government National Mortgage Association, Series 2016-H06, Class FC, 1.345%, 2/20/2066(b)	7,422,063
422,229	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.792%, 12/07/2020(b)	421,250
979,792	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.888%, 10/07/2020(b)	979,194
1,482,305	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.998%, 12/08/2020(b)	1,484,425
95,556	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.998%, 12/08/2020(b)	95,695

		132,427,096

	Hybrid ARMs — 11.9%
1,234,053	FHLMC, 2.281%, 6/01/2037(b)	1,281,082
679,126	FHLMC, 2.392%, 11/01/2038(b)	715,791
1,047,071	FHLMC, 2.457%, 4/01/2036(b)	1,088,202
2,278,907	FHLMC, 2.470%, 7/01/2033(b)	2,399,339
1,308,468	FHLMC, 2.499%, 9/01/2038(b)	1,372,381
1,546,571	FHLMC, 2.503%, 9/01/2038(b)	1,631,198
2,599,101	FHLMC, 2.521%, 9/01/2035(b)	2,749,997
1,098,506	FHLMC, 2.529%, 11/01/2038(b)	1,161,418
354,269	FHLMC, 2.552%, 9/01/2038(b)	373,432
6,234,027	FHLMC, 2.563%, 3/01/2037(b)	6,564,556
1,691,283	FHLMC, 2.615%, 3/01/2038(b)	1,788,234
932,987	FHLMC, 2.639%, 4/01/2037(b)	984,053
4,295,082	FHLMC, 2.640%, 2/01/2036(b)	4,523,182
2,064,086	FHLMC, 2.665%, 2/01/2036(b)	2,179,895
726,710	FHLMC, 2.699%, 12/01/2034(b)	765,107
1,922,631	FHLMC, 2.814%, 3/01/2036(b)	2,023,278
2,928,332	FHLMC, 2.925%, 4/01/2037(b)	3,091,754
661,330	FHLMC, 2.968%, 2/01/2035(b)	691,901
709,276	FHLMC, 3.207%, 3/01/2037(b)	758,255
146,131	FHLMC, 3.882%, 12/01/2037(b)	152,323
2,280,940	FNMA, 2.104%, 7/01/2035(b)	2,374,452
244,100	FNMA, 2.244%, 2/01/2037(b)	252,998
5,375,859	FNMA, 2.278%, 9/01/2037(b)	5,648,661
3,792,420	FNMA, 2.345%, 4/01/2037(b)	3,992,717
956,035	FNMA, 2.380%, 8/01/2038(b)	1,006,685
3,804,035	FNMA, 2.381%, 7/01/2035(b)	4,001,111
1,958,728	FNMA, 2.387%, 4/01/2037(b)	2,066,345

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,447,723	FNMA, 2.395%, 9/01/2036(b)	$1,533,577
491,909	FNMA, 2.405%, 8/01/2035(b)	518,893
1,162,975	FNMA, 2.406%, 8/01/2034(b)	1,235,861
3,350,242	FNMA, 2.419%, 11/01/2033(b)	3,531,168
406,088	FNMA, 2.449%, 4/01/2033(b)	427,895
1,537,978	FNMA, 2.458%, 6/01/2036(b)	1,631,413
2,109,858	FNMA, 2.473%, 8/01/2035(b)	2,197,687
770,798	FNMA, 2.512%, 10/01/2033(b)	814,739
768,547	FNMA, 2.521%, 12/01/2034(b)	816,885
5,262,883	FNMA, 2.521%, 3/01/2037(b)	5,506,766
6,665,507	FNMA, 2.526%, 10/01/2034(b)	7,020,627
1,363,214	FNMA, 2.527%, 1/01/2036(b)	1,436,738
4,437,979	FNMA, 2.530%, 6/01/2037(b)	4,709,729
1,629,783	FNMA, 2.537%, 6/01/2033(b)	1,715,763
2,363,331	FNMA, 2.538%, 10/01/2033(b)	2,493,081
726,565	FNMA, 2.545%, 9/01/2034(b)	761,802
3,565,829	FNMA, 2.547%, 9/01/2037(b)	3,760,301
5,167,680	FNMA, 2.558%, 4/01/2034(b)	5,433,667
611,720	FNMA, 2.567%, 11/01/2035(b)	643,010
320,739	FNMA, 2.682%, 8/01/2033(b)	340,501
4,427,454	FNMA, 2.709%, 7/01/2037(b)	4,688,405
1,626,681	FNMA, 2.768%, 4/01/2034(b)	1,712,962
894,364	FNMA, 2.806%, 2/01/2037(b)	944,807
510,886	FNMA, 2.828%, 8/01/2036(b)	537,337
1,297,494	FNMA, 2.875%, 5/01/2035(b)	1,364,195
1,619,891	FNMA, 2.924%, 2/01/2047(b)	1,699,421
867,463	FNMA, 2.927%, 7/01/2041(b)	903,803
2,273,428	FNMA, 3.223%, 6/01/2035(b)	2,426,842

		116,446,222

	Mortgage Related — 17.0%
130,949	FHLMC, 3.000%, 10/01/2026	137,401
946,636	FHLMC, 4.000%, with various maturities from 2024 to 2042(e)	1,008,411
726,950	FHLMC, 4.500%, with various maturities from 2025 to 2034(e)	780,709
305,605	FHLMC, 5.500%, 10/01/2023	333,036
26,493	FHLMC, 6.000%, 11/01/2019	27,828
435,635	FHLMC, 6.500%, with various maturities from 2017 to 2034(e)	522,537
503	FHLMC, 7.500%, 6/01/2026	585
1,314	FHLMC, 10.000%, 7/01/2019	1,413
21,431	FHLMC, 11.500%, 4/01/2020	21,776
197,357	FNMA, 3.000%, 3/01/2042	202,960
2,560,501	FNMA, 5.000%, with various maturities from 2037 to 2038(e)	2,844,816
1,322,710	FNMA, 5.500%, with various maturities from 2018 to 2033(e)	1,464,168
1,939,929	FNMA, 6.000%, with various maturities from 2017 to 2022(e)	2,122,118
253,414	FNMA, 6.500%, with various maturities from 2017 to 2037(e)	288,113
16,262	FNMA, 7.000%, 12/01/2022	16,302
101,496	FNMA, 7.500%, with various maturities from 2017 to 2032(e)	115,088
38	FNMA, 8.000%, 5/01/2016	38

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,675,573	GNMA, 2.110%, 2/20/2061(b)	$4,860,445
3,420,893	GNMA, 2.312%, 2/20/2063(b)	3,574,965
4,553,602	GNMA, 2.587%, 3/20/2063(b)	4,801,688
1,599,464	GNMA, 2.607%, 6/20/2065(b)	1,682,047
1,262,165	GNMA, 2.685%, 5/20/2065(b)	1,330,162
2,532,144	GNMA, 2.796%, 2/20/2063(b)	2,685,319
4,203,254	GNMA, 4.479%, 2/20/2062	4,465,255
4,527,722	GNMA, 4.521%, 12/20/2061	4,783,867
6,893,308	GNMA, 4.532%, 12/20/2062	7,428,667
726,582	GNMA, 4.543%, 7/20/2063	798,525
17,499,694	GNMA, 4.556%, 12/20/2061	18,467,247
2,176,622	GNMA, 4.560%, 3/20/2062	2,311,851
11,990,845	GNMA, 4.583%, 11/20/2062	12,878,981
1,478,583	GNMA, 4.599%, 4/20/2063	1,599,451
4,341,828	GNMA, 4.604%, 6/20/2062	4,626,773
2,281,702	GNMA, 4.605%, 2/20/2066	2,563,489
1,373,347	GNMA, 4.616%, 8/20/2061	1,442,756
1,803,824	GNMA, 4.633%, 3/20/2064	1,992,434
1,826,313	GNMA, 4.639%, 3/20/2062	1,937,997
2,256,304	GNMA, 4.649%, 11/20/2063	2,488,559
7,284,961	GNMA, 4.659%, 2/20/2062	7,715,908
446,629	GNMA, 4.661%, 1/20/2064	496,781
8,959,037	GNMA, 4.685%, 8/20/2061	9,377,724
5,454,513	GNMA, 4.689%, with various maturities from 2062 to 2064(e)	5,907,993
1,769,760	GNMA, 4.698%, 7/20/2061	1,855,501
7,731,813	GNMA, 4.700%, with various maturities in 2061(e)	8,115,680
1,671,858	GNMA, 4.717%, 3/20/2061	1,745,648
1,403,551	GNMA, 4.808%, 8/20/2062	1,483,926
680,311	GNMA, 5.167%, 4/20/2061	719,363
20,030	GNMA, 6.000%, 12/15/2031	23,171
88,067	GNMA, 6.500%, 5/15/2031	105,752
94,087	GNMA, 7.000%, 10/15/2028	108,281
4,527,511	Government National Mortgage Association, Series 2015-H04, Class FL, 0.895%, 2/20/2065(b)	4,460,824
6,489,624	Government National Mortgage Association, Series 2015-H05, Class FA, 0.725%, 4/20/2061(b)	6,427,129
14,654,763	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	14,709,489
6,889,060	Government National Mortgage Association, Series 2015-H12, Class FL, 0.655%, 5/20/2065(b)	6,778,811

		166,639,758

	Non-Agency Commercial Mortgage-Backed Securities — 7.1%
1,009,078	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	998,573
4,280,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.608%, 4/10/2049(b)	4,345,319
316,726	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	327,455

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.329%, 3/15/2028, 144A(b)	$3,459,875
500,000	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 1.586%, 5/15/2032, 144A(b)	494,543
3,498,312	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.836%, 12/15/2027, 144A(b)	3,471,967
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.386%, 6/15/2031, 144A(b)	3,208,385
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1.806%, 10/15/2031, 144A(b)	3,356,065
3,040,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.286%, 10/15/2031, 144A(b)(f)	3,036,066
4,920,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.338%, 6/11/2027, 144A(b)	4,865,837
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,527,260
2,545,200	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(b)	2,497,979
3,320,593	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,452,080
4,211,553	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	4,297,965
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.336%, 10/15/2029, 144A(b)	5,477,031
140,019	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	139,924
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)	1,470,985
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.136%, 7/15/2036, 144A(b)	4,082,746
1,622,454	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,656,602
1,003,027	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,021,763
1,788,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	1,824,388
258,222	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.715%, 4/12/2049(b)	257,745
29,299	PFP III Ltd., Series 2014-1, Class A, 1.606%, 6/14/2031, 144A(b)	29,256
2,460,877	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.491%, 4/15/2032, 144A(b)	2,414,851
3,700,000	Starwood Retail Property Trust, Inc., 1.656%, 11/15/2027, 144A(b)	3,644,871
3,700,152	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	3,730,858
1,384,267	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	1,424,753

		69,515,142

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Sovereigns — 0.2%
$1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	$1,994,452

	Treasuries — 32.3%
4,875,000	U.S. Treasury Note, 0.750%, 3/31/2018	4,874,620
2,990,000	U.S. Treasury Note, 0.875%, 1/15/2018	2,997,592
16,495,000	U.S. Treasury Note, 0.875%, 10/15/2018	16,520,765
7,315,000	U.S. Treasury Note, 1.000%, 3/15/2018	7,350,719
38,250,000	U.S. Treasury Note, 1.125%, 6/15/2018	38,536,875
34,990,000	U.S. Treasury Note, 1.125%, 1/15/2019	35,263,342
24,410,000	U.S. Treasury Note, 1.250%, 10/31/2018	24,675,068
21,450,000	U.S. Treasury Note, 1.250%, 1/31/2020	21,597,469
56,070,000	U.S. Treasury Note, 1.375%, 1/31/2021	56,473,031
4,860,000	U.S. Treasury Note, 1.500%, 5/31/2020	4,933,089
26,665,000	U.S. Treasury Note, 1.500%, 3/31/2023	26,577,512
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,281,990
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,436,893
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,262,778
17,125,000	U.S. Treasury Note, 1.625%, 7/31/2020	17,464,161
10,360,000	U.S. Treasury Note, 1.625%, 11/30/2020	10,566,796
13,545,000	U.S. Treasury Note, 2.125%, 8/31/2020	14,100,562

		316,913,262

	Total Bonds and Notes (Identified Cost $964,752,138)	961,899,376

Short-Term Investments — 2.0%
3,977,567	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $3,977,570 on 4/01/2016 collateralized by $3,945,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $4,058,419 including accrued interest (Note 2 of Notes to Financial Statements)	3,977,567
13,260,000	U.S. Treasury Bills, 0.168%, 4/28/2016(g)	13,258,289
2,350,000	U.S. Treasury Bills, 0.192%, 06/23/2016(g)	2,348,877

	Total Short-Term Investments (Identified Cost $19,584,864)	19,584,733

	Total Investments — 100.1% (Identified Cost $984,337,002)(a)	981,484,109
	Other assets less liabilities — (0.1)%	(988,950)

	Net Assets — 100.0%	$980,495,159

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2016, the net unrealized depreciation on investments based on a cost of $984,498,788 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,444,841
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,459,520)

	Net unrealized depreciation	$(3,014,679)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $341,495 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Illiquid security. At March 31, 2016, the value of this security amounted to $3,036,066 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $65,223,121 or 6.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	32.3%
Mortgage Related	17.0
Agency Commercial Mortgage-Backed Securities	13.8
Collateralized Mortgage Obligations	13.5
Hybrid ARMs	11.9
Non-Agency Commercial Mortgage-Backed Securities	7.1
Other Investments, less than 2% each	2.5
Short-Term Investments	2.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

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|  52

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,608,975,870	$172,612,701	$984,337,002
Net unrealized depreciation	(209,425,728)	(18,025,043)	(2,852,893)

Investments at value	6,399,550,142	154,587,658	981,484,109
Cash	170,974	31,440	—
Due from brokers (Note 2)	60,000	7,000	—
Receivable for Fund shares sold	8,151,873	632,282	1,015,143
Receivable for securities sold	46,515,912	284,447	15,482,859
Receivable for when-issued/delayed delivery securities sold (Note 2)	493,671,256	—	—
Collateral received for delayed delivery securities (Notes 2 and 4)	325,000	—	—
Dividends and interest receivable	54,991,913	2,326,612	2,519,595
Tax reclaims receivable	15,030	105	—

TOTAL ASSETS	7,003,452,100	157,869,544	1,000,501,706

LIABILITIES
Payable for securities purchased	159,165,404	1,374,398	17,639,182
Payable for when-issued/delayed delivery securities purchased (Note 2)	800,532,565	990,000	—
Payable for Fund shares redeemed	15,772,546	73,775	1,317,236
Unrealized depreciation on forward foreign currency contracts (Note 2)	79,324	6,660	—
Due to brokers (Note 2)	325,000	—	—
Distributions payable	—	—	327,317
Management fees payable (Note 6)	1,632,527	72,033	307,658
Deferred Trustees’ fees (Note 6)	432,258	127,595	256,288
Administrative fees payable (Note 6)	221,524	5,790	37,514
Payable to distributor (Note 6d)	50,229	2,141	4,700
Other accounts payable and accrued expenses	305,680	55,536	116,652

TOTAL LIABILITIES	978,517,057	2,707,928	20,006,547

NET ASSETS	$6,024,935,043	$155,161,616	$980,495,159

NET ASSETS CONSIST OF:
Paid-in capital	$6,340,687,414	$177,392,275	$995,499,937
Distributions in excess of net investment income	(8,980,703)	(489,899)	(2,054,046)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(97,376,603)	(3,717,077)	(10,097,839)
Net unrealized depreciation on investments and foreign currency translations	(209,395,065)	(18,023,683)	(2,852,893)

NET ASSETS	$6,024,935,043	$155,161,616	$980,495,159

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$786,306,402	$32,432,674	$460,569,591

Shares of beneficial interest	62,576,901	8,458,390	39,983,915

Net asset value and redemption price per share	$12.57	$3.83	$11.52

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.13	$4.00	$11.88

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$322,935,614	$11,555,748	$84,447,150

Shares of beneficial interest	25,703,692	3,006,073	7,324,888

Net asset value and offering price per share	$12.56	$3.84	$11.53

Class N shares:
Net assets	$1,994,598,138	$—	$—

Shares of beneficial interest	157,505,793	—	—

Net asset value, offering and redemption price per share	$12.66	$—	$—

Class Y shares:
Net assets	$2,921,094,889	$111,173,194	$435,478,418

Shares of beneficial interest	230,771,992	29,064,127	37,684,930

Net asset value, offering and redemption price per share	$12.66	$3.83	$11.56

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$113,944,605	$4,790,750	$7,714,656
Dividends	45,220	199,905	—

	113,989,825	4,990,655	7,714,656

Expenses
Management fees (Note 6)	9,928,430	477,092	1,609,576
Service and distribution fees (Note 6)	2,707,409	103,145	840,577
Administrative fees (Note 6)	1,340,900	34,888	194,186
Trustees’ fees and expenses (Note 6)	59,525	9,219	15,302
Transfer agent fees and expenses (Notes 6 and 7)	2,016,168	103,225	323,480
Audit and tax services fees	25,845	25,562	27,614
Custodian fees and expenses	140,036	15,046	21,531
Legal fees	40,238	1,170	4,947
Registration fees	99,754	43,897	49,702
Shareholder reporting expenses	105,444	8,423	21,829
Miscellaneous expenses	55,799	8,219	13,532

Total expenses	16,519,548	829,886	3,122,276
Less waiver and/or expense reimbursement (Note 6)	—	(50,655)	—

Net expenses	16,519,548	779,231	3,122,276

Net investment income	97,470,277	4,211,424	4,592,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(75,210,992)	(3,992,720)	502,936
Futures contracts	—	(176,542)	—
Foreign currency transactions	(322,291)	227,833	—
Net change in unrealized appreciation (depreciation) on:
Investments	168,958,990	(1,475,026)	(2,010,350)
Futures contracts	—	160,868	—
Foreign currency translations	164,859	(244,691)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	93,590,566	(5,500,278)	(1,507,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,060,843	$(1,288,854)	$3,084,966

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$97,470,277	$177,042,988	$4,211,424	$8,768,344
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(75,533,283)	(45,626,804)	(3,941,429)	1,420,418
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	169,123,849	(385,982,700)	(1,558,849)	(19,080,751)

Net increase (decrease) in net assets resulting from operations	191,060,843	(254,566,516)	(1,288,854)	(8,891,989)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,033,011)	(26,885,360)	(1,038,875)	(1,926,317)
Class B(a)	(171)	(7,582)	(14)	(2,085)
Class C	(2,799,346)	(7,733,753)	(301,839)	(515,596)
Class N	(28,639,489)	(49,766,784)	—	—
Class Y	(40,306,165)	(87,014,555)	(3,422,522)	(6,296,139)
Net realized capital gains
Class A	—	(4,930,224)	(81,866)	(1,004,492)
Class B(a)	—	(3,385)	(2)	(2,711)
Class C	—	(2,095,167)	(29,530)	(348,393)
Class N	—	(4,180,187)	—	—
Class Y	—	(12,020,152)	(273,287)	(3,159,866)

Total distributions	(81,778,182)	(194,637,149)	(5,147,935)	(13,255,599)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(697,864,381)	4,746,612,794	(5,719,967)	6,973,865

Net increase (decrease) in net assets	(588,581,720)	4,297,409,129	(12,156,756)	(15,173,723)
NET ASSETS
Beginning of the period	6,613,516,763	2,316,107,634	167,318,372	182,492,095

End of the period	$6,024,935,043	$6,613,516,763	$155,161,616	$167,318,372

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(8,980,703)	$(24,672,798)	$(489,899)	$61,927

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$4,592,380	$9,761,506
Net realized gain on investments	502,936	4,686,019
Net change in unrealized appreciation (depreciation) on investments	(2,010,350)	(4,747,808)

Net increase (decrease) in net assets resulting from operations	3,084,966	9,699,717

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,598,037)	(5,253,842)
Class B(a)	(5,359)	(29,227)
Class C	(275,168)	(503,848)
Class Y	(3,806,773)	(6,898,857)

Total distributions	(6,685,337)	(12,685,774)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	140,241,405	141,117,260

Net increase (decrease) in net assets	136,641,034	138,131,203
NET ASSETS
Beginning of the period	843,854,125	705,722,922

End of the period	$980,495,159	$843,854,125

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,054,046)	$38,911

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

57  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.34		$13.18	$12.71		$13.52	$12.71	$12.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.42		0.44	0.43	0.52
Net realized and unrealized gain (loss)	0.20		(0.77)	0.51		(0.51)	1.07	0.03 (b)

Total from Investment Operations	0.38		(0.40)	0.93		(0.07)	1.50	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.36)	(0.46)		(0.55)	(0.50)	(0.59)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.15)		(0.44)	(0.46)		(0.74)	(0.69)	(0.59)

Net asset value, end of the period	$12.57		$12.34	$13.18		$12.71	$13.52	$12.71

Total return(d)	3.15	%(e)	(3.13)%	7.43%		(0.61)%	12.18%	4.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$786,306		$912,662	$642,784		$436,199	$479,823	$237,759
Net expenses	0.73	%(f)	0.74%	0.79	%(g)	0.79%	0.82%	0.87%
Gross expenses	0.73	%(f)	0.74%	0.79	%(g)	0.79%	0.82%	0.87%
Net investment income	3.00	%(f)	2.87%	3.19%		3.29%	3.31%	4.07%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.33		$13.18	$12.72		$13.53	$12.71	$12.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.27	0.32		0.34	0.33	0.42
Net realized and unrealized gain (loss)	0.20		(0.77)	0.50		(0.51)	1.08	0.02 (b)

Total from Investment Operations	0.34		(0.50)	0.82		(0.17)	1.41	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.27)	(0.36)		(0.45)	(0.40)	(0.49)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.11)		(0.35)	(0.36)		(0.64)	(0.59)	(0.49)

Net asset value, end of the period	$12.56		$12.33	$13.18		$12.72	$13.53	$12.71

Total return(d)	2.83	%(e)	(3.86)%	6.54%		(1.36)%	11.46%	3.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$322,936		$354,285	$256,307		$232,034	$275,346	$137,836
Net expenses	1.48	%(f)	1.49%	1.54	%(g)	1.54%	1.57%	1.62%
Gross expenses	1.48	%(f)	1.49%	1.54	%(g)	1.54%	1.57%	1.62%
Net investment income	2.25	%(f)	2.11%	2.46%		2.54%	2.55%	3.32%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$12.44		$13.28	$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.42	0.46		0.32
Net realized and unrealized gain (loss)	0.19		(0.78)	0.52		(0.59)

Total from Investment Operations	0.40		(0.36)	0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.40)	(0.50)		(0.36)
Net realized capital gains	—		(0.08)	(0.00	)(b)	—

Total Distributions	(0.18)		(0.48)	(0.50)		(0.36)

Net asset value, end of the period	$12.66		$12.44	$13.28		$12.80

Total return	3.35	%(c)	(2.82)%	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,994,598		$2,209,110	$105,514		$19,247
Net expenses	0.39	%(d)	0.40%	0.46%		0.44	%(d)
Gross expenses	0.39	%(d)	0.40%	0.46%		0.44	%(d)
Net investment income	3.34	%(d)	3.27%	3.42%		3.81	%(d)
Portfolio turnover rate	68%		175%	122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.43		$13.27	$12.80		$13.61	$12.78	$12.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.41	0.45		0.47	0.46	0.55
Net realized and unrealized gain (loss)	0.20		(0.78)	0.51		(0.51)	1.09	0.03 (b)

Total from Investment Operations	0.40		(0.37)	0.96		(0.04)	1.55	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.39)	(0.49)		(0.58)	(0.53)	(0.62)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.17)		(0.47)	(0.49)		(0.77)	(0.72)	(0.62)

Net asset value, end of the period	$12.66		$12.43	$13.27		$12.80	$13.61	$12.78

Total return	3.28	%(d)	(2.89)%	7.65%		(0.35)%	12.54%	4.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,921,095		$3,137,371	$1,310,824		$627,617	$634,946	$143,215
Net expenses	0.48	%(e)	0.49%	0.54	%(f)	0.54%	0.58%	0.62%
Gross expenses	0.48	%(e)	0.49%	0.54	%(f)	0.54%	0.58%	0.62%
Net investment income	3.25	%(e)	3.14%	3.42%		3.54%	3.50%	4.31%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$3.99		$4.49		$4.59	$4.60		$4.46		$4.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19		0.21	0.24		0.24		0.28
Net realized and unrealized gain (loss)	(0.14)		(0.39)		0.17	0.03		0.59		(0.42)

Total from Investment Operations	(0.04)		(0.20)		0.38	0.27		0.83		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.19)		(0.22)	(0.27)		(0.30)		(0.31)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.12)		(0.30)		(0.48)	(0.28)		(0.69)		(0.31)

Net asset value, end of the period	$3.83		$3.99		$4.49	$4.59		$4.60		$4.46

Total return(b)	(0.86	)%(c)(d)(j)	(4.78	)%(d)	8.42%	6.27%		20.90	%(d)	(3.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,433		$37,870		$42,630	$45,791		$95,876		$59,907
Net expenses	1.10	%(e)(f)	1.11	%(f)(g)	1.14%	1.15	%(h)	1.15	%(f)	1.15	%(i)
Gross expenses	1.16	%(e)	1.13%		1.14%	1.15	%(h)	1.19%		1.15	%(i)
Net investment income	5.15	%(e)	4.41%		4.57%	5.11%		5.50%		5.60%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(h)	Includes fee/expense recovery of 0.02%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns in the average annual return table.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$4.00		$4.50		$4.61	$4.61		$4.47		$4.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.16		0.18	0.21		0.21		0.25
Net realized and unrealized gain (loss)	(0.14)		(0.39)		0.16	0.04		0.59		(0.43)

Total from Investment Operations	(0.05)		(0.23)		0.34	0.25		0.80		(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.16)		(0.19)	(0.24)		(0.27)		(0.27)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.11)		(0.27)		(0.45)	(0.25)		(0.66)		(0.27)

Net asset value, end of the period	$3.84		$4.00		$4.50	$4.61		$4.61		$4.47

Total return(b)	(0.98	)%(c)(d)	(5.48	)%(d)	7.60%	5.46%		19.96	%(d)	(4.02)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,556		$12,609		$14,555	$15,233		$16,863		$15,790
Net expenses	1.85	%(e)(f)	1.86	%(f)(g)	1.89%	1.90	%(h)	1.90	%(f)	1.90	%(h)
Gross expenses	1.91	%(e)	1.88%		1.89%	1.90	%(h)	1.94%		1.90	%(h)
Net investment income	4.42	%(e)	3.68%		3.84%	4.36%		4.78%		4.89%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$3.98		$4.48		$4.59	$4.59		$4.46		$4.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20		0.22	0.25		0.26		0.29
Net realized and unrealized gain (loss)	(0.12)		(0.39)		0.16	0.04		0.57		(0.41)

Total from Investment Operations	(0.02)		(0.19)		0.38	0.29		0.83		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)		(0.23)	(0.28)		(0.31)		(0.32)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.13)		(0.31)		(0.49)	(0.29)		(0.70)		(0.32)

Net asset value, end of the period	$3.83		$3.98		$4.48	$4.59		$4.59		$4.46

Total return	(0.46	)%(b)(c)	(4.54	)%(c)	8.72%	6.56%		20.93	%(c)	(2.86)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$111,173		$116,837		$125,185	$108,170		$110,917		$38,011
Net expenses	0.85	%(d)(e)	0.86	%(e)(f)	0.89%	0.90	%(g)	0.90	%(e)	0.90	%(g)
Gross expenses	0.91	%(d)	0.88%		0.89%	0.90	%(g)	0.95%		0.90	%(g)
Net investment income	5.44	%(d)	4.67%		4.83%	5.37%		5.78%		5.86%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.57		$11.61	$11.68		$12.04		$11.87		$12.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.14	0.16		0.13		0.18		0.17
Net realized and unrealized gain (loss)	(0.03)		0.01 (b)	0.01		(0.23)		0.28		0.03

Total from Investment Operations	0.03		0.15	0.17		(0.10)		0.46		0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.19)	(0.24)		(0.26)		(0.29)		(0.26)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.08)		(0.19)	(0.24)		(0.26)		(0.29)		(0.35)

Net asset value, end of the period	$11.52		$11.57	$11.61		$11.68		$12.04		$11.87

Total return(d)	0.30	%(e)	1.26%	1.44%		(0.81)%		3.94	%(f)	1.71	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$460,570		$346,317	$314,360		$355,212		$357,870		$293,675
Net expenses	0.77	%(g)	0.77%	0.80	%(h)	0.87	%(i)	0.85	%(j)	0.85	%(j)
Gross expenses	0.77	%(g)	0.77%	0.80	%(h)	0.87	%(i)	0.90%		0.92%
Net investment income	0.98	%(g)	1.21%	1.35%		1.11%		1.54%		1.44%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.58		$11.62	$11.69		$12.05		$11.88		$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.05	0.07		0.04		0.10		0.08
Net realized and unrealized gain (loss)	(0.02)		0.01 (b)	0.01		(0.23)		0.27		0.03

Total from Investment Operations	(0.01)		0.06	0.08		(0.19)		0.37		0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.10)	(0.15)		(0.17)		(0.20)		(0.17)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.04)		(0.10)	(0.15)		(0.17)		(0.20)		(0.26)

Net asset value, end of the period	$11.53		$11.58	$11.62		$11.69		$12.05		$11.88

Total return(d)	(0.08	)%(e)	0.51%	0.69%		(1.55)%		3.17	%(f)	0.96	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,447		$63,167	$56,936		$71,963		$75,522		$68,776
Net expenses	1.52	%(g)	1.53%	1.55	%(h)	1.62	%(i)	1.60	%(j)	1.60	%(j)
Gross expenses	1.52	%(g)	1.53%	1.55	%(h)	1.62	%(i)	1.65%		1.67%
Net investment income	0.24	%(g)	0.47%	0.61%		0.36%		0.80%		0.68%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.61		$11.65	$11.72		$12.08		$11.91		$12.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.17	0.18		0.16		0.21		0.20
Net realized and unrealized gain (loss)	(0.02)		0.01 (b)	0.02		(0.23)		0.28		0.04

Total from Investment Operations	0.05		0.18	0.20		(0.07)		0.49		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.22)	(0.27)		(0.29)		(0.32)		(0.29)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.10)		(0.22)	(0.27)		(0.29)		(0.32)		(0.38)

Net asset value, end of the period	$11.56		$11.61	$11.65		$11.72		$12.08		$11.91

Total return	0.42	%(d)	1.51%	1.70%		(0.56)%		4.19	%(e)	2.05	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$435,478		$431,727	$330,224		$252,127		$220,444		$130,874
Net expenses	0.52	%(f)	0.52%	0.55	%(g)	0.62	%(h)	0.60	%(i)	0.60	%(i)
Gross expenses	0.52	%(f)	0.52%	0.55	%(g)	0.62	%(h)	0.65%		0.67%
Net investment income	1.23	%(f)	1.45%	1.58%		1.35%		1.77%		1.68%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

67  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares of Core Plus Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25% (4.50% prior to November 2, 2015). Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25% (3.00% prior to November 2, 2015). Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund Class A, Class B, Class C and Class Y, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its

|  68

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an

69  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the funds were fair valued as follows:

Fund	Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
Core Plus Bond Fund	$19,962,368	0.3%	$—	—
High Income Fund	2,405,735	1.6%	980,023	0.6%
Limited Term Government and Agency Fund	3,036,066	0.3%	341,495	Less than 0.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation.

|  70

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements (continued)

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During the six months ended March 31, 2016, the amount of income available to be distributed by Core Plus Bond Fund and High Income Fund was reduced by $26,340,269 and $457,035, respectively, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

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Notes to Financial Statements (continued)

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Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are

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March 31, 2016 (Unaudited)

subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2016.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, contingent payment debt instruments, treasury inflation protected bonds, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital and capital gain distributions received, convertible bonds, deferred Trustees’ fees and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark-to-market, dividends payable, straddle deferrals, contingent payment

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$185,171,010	$9,466,139	$194,637,149
High Income Fund	9,843,443	3,412,156	13,255,599
Limited Term Government and Agency Fund	12,685,774	—	12,685,774

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2015, capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(2,555,389)
Long-term:
No expiration date	—	—	(7,955,304)

Total capital loss carryforward	$—	$—	$(10,510,693)

Late-year ordinary and post-October capital loss deferrals*	$(24,998,903)	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Core Plus Bond Fund has deferred foreign currency losses that occurred after October 31, 2014.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, unrealized depreciation on a tax basis was approximately as follows:

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
Unrealized depreciation
Investments	$(193,323,278)	$(15,962,905)	$(3,014,679)
Foreign currency translations	(36,630,372)	(2,278,171)	—

Total unrealized depreciation	$(229,953,650)	$(18,241,076)	$(3,014,679)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to/from broker balance in the Statement of Assets and Liabilities for Core Plus Bond Fund represents cash received/pledged as collateral for delayed delivery securities. The due from broker balance in the Statement of Assets and Liabilities for High Income Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S.

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corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$209,157,693	$11,953,805	(b)	$221,111,498
Non-Agency Commercial Mortgage-Backed Securities	—	330,476,146	11,854,238	(b)	342,330,384
All Other Bonds and Notes(a)	—	5,210,289,855	—		5,210,289,855

Total Bonds and Notes	—	5,749,923,694	23,808,043		5,773,731,737

Senior Loans(a)	—	73,204,949	—		73,204,949
Preferred Stocks(a)	945,414	18,089,890	—		19,035,304
Short-Term Investments	—	533,578,152	—		533,578,152

Total	$945,414	$6,374,796,685	$23,808,043		$6,399,550,142

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(79,324)	$—		$(79,324)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,848,216	$—		$3,848,216
Home Construction	—	2,207,887	23	(b)	2,207,910
Independent Energy	—	10,203,586	149,500	(c)	10,353,086
Non-Agency Commercial Mortgage-Backed Securities	—	2,543,833	935,000	(c)	3,478,833
All Other Non-Convertible Bonds(a)	—	116,040,944	—		116,040,944

Total Non-Convertible Bonds	—	134,844,466	1,084,523		135,928,989

Convertible Bonds(a)	—	7,552,311	—		7,552,311

Total Bonds and Notes	—	142,396,777	1,084,523		143,481,300

Senior Loans(a)	—	2,626,764	—		2,626,764
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	23,718	179,797	(c)	203,515
REITs - Mortgage	—	88,410	—		88,410
All Other Convertible Preferred Stocks(a)	790,460	—	—		790,460

Total Convertible Preferred Stocks	790,460	112,128	179,797		1,082,385

Non-Convertible Preferred Stocks(a)	464,585	—	—		464,585

Total Preferred Stocks	1,255,045	112,128	179,797		1,546,970

Common Stocks(a)	457,810	—	—		457,810
Other Investments(a)	—	—	980,000	(d)	980,000
Warrants(e)	822	—	—		822
Short-Term Investments	—	5,493,992	—		5,493,992

Total	$1,713,677	$150,629,661	$2,244,320		$154,587,658

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(6,660)	$—	$(6,660)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Includes a security fair valued at zero using Level 3 inputs.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$13,445,528	$1,549,845	(b)	$14,995,373
Agency Commercial Mortgage-Backed Securities	—	121,284,849	13,964,504	(b)	135,249,353
Collateralized Mortgage Obligations	—	124,663,538	7,763,558	(c)	132,427,096
Non-Agency Commercial Mortgage-Backed Securities	—	66,479,076	3,036,066	(b)	69,515,142
All Other Bonds and Notes(a)	—	609,712,412	—		609,712,412

Total Bonds and Notes	—	935,585,403	26,313,973		961,899,376

Short-Term Investments	—	19,584,733	—		19,584,733

Total	$—	$955,170,136	$26,313,973		$981,484,109

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Valued using broker-dealer bid prices ($7,422,063) and fair valued by the Fund’s adviser ($341,495).

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$—	$—	$—	$(482)	$11,954,287
Non-Agency Commercial Mortgage-Backed Securities	12,286,799	—	(880)	(6,605)	—
Oil Field Services	940,950	—	(2,157,350)	1,354,050	—

Total	$13,227,749	$—	$(2,158,230)	$1,346,963	$11,954,287

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
ABS Car Loan	$—	$—	$—	$11,953,805	$(482)
Non-Agency Commercial Mortgage-Backed Securities	(425,076)	—	—	11,854,238	(7,442)
Oil Field Services	(137,650)	—	—	—	—

Total	$(562,726)	$—	$—	$23,808,043	$(7,924)

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$750,966	$—	$—	$—	$—
Home Construction	—	12,992	—	(81,079)	—
Independent Energy	—	—	—	—	149,500
Non-Agency Commercial Mortgage-Backed Securities	935,000	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(222,143)	—
Other Investments
Aircraft ABS	1,000,000	—	—	(20,000)	—
Warrants	—	—	—	—	—

Total	$2,685,966	$12,992	$—	$(323,222)	$149,500

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$(750,966)	$—		$—
Home Construction	—	68,110	—	23		(81,079)
Independent Energy	—	—	—	149,500		—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	935,000		—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	401,940	—	179,797		(222,143)
Other Investments
Aircraft ABS	—	—	—	980,000		(20,000)
Warrants	—	—	—	—	(a)	—

Total	$—	$470,050	$(750,966)	$2,244,320		$(323,222)

(a)	Fair valued at zero using Level 3 inputs.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Debt securities valued at $750,966 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $68,110 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Preferred stocks valued at $401,940 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$(63)	$1,549,908
Agency Commercial Mortgage-Backed Securities	14,113,679	—	—	(149,175)	—
Collateralized Mortgage Obligations	20,837	—	(2,211)	(10,413)	7,422,063
Non-Agency Commercial Mortgage-Backed Securities	3,037,972	—	—	(1,906)	—

Total	$17,172,488	$—	$(2,211)	$(161,557)	$8,971,971

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$1,549,845	$(63)
Agency Commercial Mortgage-Backed Securities	—	—	—	13,964,504	(149,175)
Collateralized Mortgage Obligations	(94,182)	427,464	—	7,763,558	(10,415)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	3,036,066	(1,906)

Total	$(94,182)	$427,464	$—	$26,313,973	$(161,559)

Debt securities valued at $427,464 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund and High Income Fund used during the period include forward foreign currency contracts and futures contracts.

Core Plus Bond Fund and High Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of

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foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2016, Core Plus Bond Fund and High Income Fund engaged in forward foreign currency transactions for hedging purposes.

High Income Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the six months ended March 31, 2016, High Income Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(79,324)

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Foreign currency transactions[1]
Foreign exchange contracts	$(118,539)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(76,189)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

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The following is a summary of derivative instruments for High Income Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(6,660)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(176,542)	$—
Foreign exchange contracts	—	284,536

Total	$(176,542)	$284,536

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$160,868	$—
Foreign exchange contracts	—	(270,067)

Total	$160,868	$(270,067)

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

Core Plus Bond Fund	Forwards
Average Notional Amount Outstanding	0.22%
Highest Notional Amount Outstanding	0.24%
Lowest Notional Amount Outstanding	0.21%
Notional Amount Outstanding as of March 31, 2016	0.24%

High Income Fund	Forwards	Futures
Average Notional Amount Outstanding	2.06%	4.31%
Highest Notional Amount Outstanding	2.03%	7.49%
Lowest Notional Amount Outstanding	0.12%	0.00%
Notional Amount Outstanding as of March 31, 2016	0.12%	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

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As of March 31, 2016, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Core Plus Bond Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(79,324)	$—	$(79,324)	$—	$(79,324)

High Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(6,660)	$—	$(6,660)	$6,660	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,

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Notes to Financial Statements (continued)

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U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$7,000	$340

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$3,685,732,091	$3,854,114,244	$392,024,238	$971,428,890
High Income Fund	9,985,547	8,016,615	22,758,240	33,098,746
Limited Term Government and Agency Fund	435,289,039	356,524,418	92,227,915	26,536,955

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

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Notes to Financial Statements (continued)

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NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.10%	1.85%	1.85%	—	0.85%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended March 31, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$4,964,215	$—	$4,964,215	0.162%	0.162%
High Income Fund	477,092	50,655	426,437	0.600%	0.536%
Limited Term Government and Agency Fund	1,609,576	—	1,609,576	0.364%	0.364%

[1]	Management fee waivers are subject to possible recovery until September 30, 2017.

For the six months ended March 31, 2016, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$4,964,215	0.162%

No expenses were recovered for any of the Funds during the six months ended March 31, 2016 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.   NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

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Under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$1,035,274	$56	$417,978	$167	$1,253,934
High Income Fund	44,417	1	14,681	2	44,044
Limited Term Government and Agency Fund	448,007	1,734	96,409	5,201	289,226

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,340,900
High Income Fund	34,888
Limited Term Government and Agency Fund	194,186

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the

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intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$1,897,445
High Income Fund	85,140
Limited Term Government and Agency Fund	193,145

As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$50,229
High Income Fund	2,141
Limited Term Government and Agency Fund	4,700

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2016 were as follows:

Fund	Commissions
Core Plus Bond Fund	$98,678
High Income Fund	478
Limited Term Government and Agency Fund	28,639

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Notes to Financial Statements (continued)

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f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

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g.  Affiliated Ownership.  As of March 31, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.07%
Limited Term Government and Agency Fund	0.34%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Payment by Affiliates.  For the six months ended March 31, 2016, Loomis Sayles reimbursed High Income Fund $2,130 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2016, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$406,640	$22	$164,172	$1,704	$1,443,630

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, none of the Funds had borrowings under this agreement.

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Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	6.71%
High Income Fund	2	19.22%
Limited Term Government and Agency Fund	1	5.72%

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Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,368,251	$103,061,229	57,949,399	$757,297,253
Issued in connection with the reinvestment of distributions	621,808	7,634,592	1,930,361	24,960,078
Redeemed	(20,383,259)	(251,156,311)	(34,689,593)	(445,393,927)

Net change	(11,393,200)	$(140,460,490)	25,190,167	$336,863,404

Class B(a)
Issued from the sale of shares	—	$—	90	$1,655
Issued in connection with the reinvestment of distributions	14	171	527	6,876
Redeemed	(7,201)	(88,563)	(44,652)	(582,052)

Net change	(7,187)	$(88,392)	(44,035)	$(573,521)

Class C
Issued from the sale of shares	3,713,122	$45,667,759	15,015,219	$196,948,567
Issued in connection with the reinvestment of distributions	143,958	1,765,085	455,968	5,896,096
Redeemed	(6,876,301)	(84,679,493)	(6,190,729)	(79,756,335)

Net change	(3,019,221)	$(37,246,649)	9,280,458	$123,088,328

Class N
Issued from the sale of shares	14,941,360	$185,698,404	189,587,048	$2,500,232,956
Issued in connection with the reinvestment of distributions	2,214,160	27,415,762	4,023,156	52,220,483
Redeemed	(17,954,296)	(222,703,660)	(23,949,864)	(310,530,852)
Redeemed in-kind (Note 12)	(19,303,792)	(243,999,935)	—	—

Net change	(20,102,568)	$(253,589,429)	169,660,340	$2,241,922,587

Class Y
Issued from the sale of shares	45,434,062	$563,861,399	237,417,381	$3,125,367,592
Issued in connection with the reinvestment of distributions	2,774,256	34,341,186	6,287,665	81,758,696
Redeemed	(69,810,848)	(864,682,006)	(90,106,606)	(1,161,814,292)

Net change	(21,602,530)	$(266,479,421)	153,598,440	$2,045,311,996

Increase (decrease) from capital share transactions	(56,124,706)	$(697,864,381)	357,685,370	$4,746,612,794

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,372,850	$17,583,620	7,165,895	$31,113,644
Issued in connection with the reinvestment of distributions	230,630	888,933	580,589	2,471,372
Redeemed	(5,638,787)	(22,239,121)	(7,757,369)	(33,308,895)

Net change	(1,035,307)	$(3,766,568)	(10,885)	$276,121

Class B(a)
Issued in connection with the reinvestment of distributions	4	$16	790	$3,364
Redeemed	(623)	(2,485)	(27,193)	(117,824)

Net change	(619)	$(2,469)	(26,403)	$(114,460)

Class C
Issued from the sale of shares	607,058	$2,351,138	649,877	$2,832,749
Issued in connection with the reinvestment of distributions	71,902	276,444	166,683	709,594
Redeemed	(826,274)	(3,198,436)	(900,836)	(3,893,227)

Net change	(147,314)	$(570,854)	(84,276)	$(350,884)

Class Y
Issued from the sale of shares	7,664,572	$28,967,968	28,556,251	$124,963,285
Issued in connection with the reinvestment of distributions	762,961	2,917,429	1,781,224	7,571,272
Redeemed	(8,718,502)	(33,265,473)	(28,942,559)	(125,371,469)

Net change	(290,969)	$(1,380,076)	1,394,916	$7,163,088

Increase (decrease) from capital share transactions	(1,474,209)	$(5,719,967)	1,273,352	$6,973,865

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

99  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	19,326,025	$222,397,123	9,649,293	$111,950,383
Issued in connection with the reinvestment of distributions	184,459	2,122,012	375,777	4,361,038
Redeemed	(9,457,792)	(108,858,155)	(7,161,541)	(83,105,890)

Net change	10,052,692	$115,660,980	2,863,529	$33,205,531

Class B(a)
Issued from the sale of shares	1,448	$16,709	4,412	$51,055
Issued in connection with the reinvestment of distributions	426	4,887	2,463	28,567
Redeemed	(230,595)	(2,644,555)	(140,481)	(1,628,030)

Net change	(228,721)	$(2,622,959)	(133,606)	$(1,548,408)

Class C
Issued from the sale of shares	3,694,313	$42,485,779	2,240,435	$26,003,916
Issued in connection with the reinvestment of distributions	14,703	169,217	27,082	314,602
Redeemed	(1,838,988)	(21,159,779)	(1,711,009)	(19,866,952)

Net change	1,870,028	$21,495,217	556,508	$6,451,566

Class Y
Issued from the sale of shares	14,935,205	$172,373,500	24,653,312	$286,964,981
Issued in connection with the reinvestment of distributions	191,449	2,208,411	339,019	3,946,537
Redeemed	(14,638,733)	(168,873,744)	(16,140,773)	(187,902,947)

Net change	487,921	$5,708,167	8,851,558	$103,008,571

Increase (decrease) from capital share transactions	12,181,920	$140,241,405	12,137,989	$141,117,260

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. The Core Plus Bond Fund realized a loss of $5,548,878 on redemptions in-kind during the six months ended March 31, 2016. This amount is included in realized gain (loss) on the Statements of Operations.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016